Secured Borrowings (Schedule Of Term Loan) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Aug. 09, 2012
Debt Instruments
Outstanding principal balance	$ 2,600,000,000
Notes payable, net	2,254,705,000	2,052,412,000
Term Loan [Member]
Debt Instruments
Outstanding principal balance	475,313,000	390,062,000
Unamortized debt discount	(10,210,000)	(12,416,000)	(15,800,000)
Notes payable, net	$ 465,103,000	$ 377,646,000